UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-4019

Exact name of registrant as specified in charter:  USAA INVESTMENT TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA INVESTMENT TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MAY 31

Date of reporting period:  NOVEMBER 30, 2003




ITEM 1. REPORT TO STOCKHOLDERS.
USAA PRECIOUS METALS AND MINERALS FUND - SEMIANNUAL REPORT FOR PERIOD ENDING NOVEMBER 30, 2003



[LOGO OF USAA]
   USAA(R)

                   USAA PRECIOUS METALS
                          and MINERALS Fund

                             [GRAPHIC OF USAA PRECIOUS METALS AND MINERALS FUND]

                   S e m i a n n u a l   R e p o r t

--------------------------------------------------------------------------------
    NOVEMBER 30, 2003

                                             (C)2004, USAA. All rights reserved.

 Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                   2

INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                                   5

FINANCIAL INFORMATION

    Portfolio of Investments                                                12

    Notes to Portfolio of Investments                                       15

    Financial Statements                                                    16

    Notes to Financial Statements                                           19

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE
ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2004, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                          "

                                           WE MAY NOT HAVE REACHED THE PEAK
                                         OF THE CURRENT CYCLICAL BULL MARKET,
[PHOTO OF CHRISTOPHER W. CLAUS]              BUT WE HAVE SEEN A REMARKABLE
                                                 RUN-UP IN STOCK PRICES.

                                                          "
--------------------------------------------------------------------------------

                 Economic reports confirm that the U.S. and global economies began a robust expansion early in the autumn of 2003. We are finally seeing the results of the fiscal and monetary policies that were implemented to stimulate economic growth. The economy is benefiting from the lowest short-term interest rates in decades, reduced marginal tax rates, and increased government spending. Productivity has increased to its highest level in 20 years, and corporate America is starting once again to invest in capital goods and to add employees to its payrolls. Finally, American goods and services are more competitive in global markets because foreign currencies have gained strength over the U.S. dollar.

                 All of these positive developments have translated into the growth of the gross domestic product (GDP) and improved corporate profitability, both of which have significantly driven up stock prices. So we're left with the obvious question: Can the economy keep growing fast enough and long enough to support existing equity valuations and to provide for higher stock prices?

                 While no one can predict what will happen, we do believe that market volatility will remain the norm rather than the exception. We may not have reached the peak of the current cyclical bull market, but we have seen a remarkable run-up in stock prices. Consequently, we would not be surprised to see some form of

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 consolidation before stocks try to break through resistance levels - assuming, of course, that the economy keeps growing, more new jobs are created, corporate profitability continues to improve, and short-term rates (which are expected to increase in 2004) do not spike dramatically.

                 Whatever happens, the most effective strategy in any market cycle is a well-thought-out investment plan that incorporates asset allocation, diversification, and a true understanding of your personal tolerance for risk - all matched to your investment goals.

                 At USAA, we remain committed to helping you with your goals. We will continue to provide you with outstanding resources - a market-tested portfolio management team, world-class service, and no-load mutual funds without excessive fees, sales loads, or contractual plans.

                 For all of us here at USAA, I would like to thank you for your business.

                 Sincerely,

                 /s/ Christopher W. Claus

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 FOR MORE COMPLETE INFORMATION ABOUT USAA MUTUAL FUNDS, INCLUDING CHARGES AND OPERATING EXPENSES, REQUEST A PROSPECTUS FROM USAA INVESTMENT MANAGEMENT COMPANY (USAA). READ IT CAREFULLY BEFORE YOU INVEST.

                 MUTUAL FUND OPERATING EXPENSES APPLY AND CONTINUE THROUGHOUT THE LIFE OF THE FUND.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA PRECIOUS METALS AND MINERALS FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 Long-term capital appreciation and to protect the purchasing power of shareholders' capital against inflation; secondary objective of current income.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Normally invests at least 80% of the Fund's assets in equity securities of domestic and foreign companies principally engaged in the exploration, mining, or processing of gold and other precious metals and minerals.


--------------------------------------------------------------------------------
                                     11/30/03                    5/31/03
--------------------------------------------------------------------------------
Net Assets                        $342.7 Million             $156.2 Million
Net Asset Value Per Share             $18.73                     $10.70


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/03
--------------------------------------------------------------------------------

5/31/03 TO 11/30/03*          1 YEAR            5 YEARS                10 YEARS
      75.05%                  113.04%            28.81%                  8.52%


* TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS SIX-MONTH RETURN IS CUMULATIVE.

                 TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

--------------------------------------------------------------------------------
                        CUMULATIVE PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                               USAA PRECIOUS     LIPPER GOLD                                   PHILADELPHIA
                  S&P 500        METALS AND    ORIENTED FUNDS   LIPPER GOLD                    GOLD & SILVER
                   INDEX       MINERALS FUND      AVERAGE       FUNDS INDEX     LONDON GOLD        INDEX
                 ---------     -------------   --------------   -----------     -----------    -------------
11/30/1993      $10,000.00      $10,000.00       $10,000.00      $10,000.00      $10,000.00      $10,000.00
12/31/1993        10120.90       10,894.52         11124.03        11304.48        10562.15        11111.95
 1/31/1994        10464.66       10,940.44         11155.04        10943.02        10188.73        11106.06
 2/28/1994        10180.77       10,389.40         10614.13        10356.30        10287.14        10815.43
 3/31/1994         9737.77       10,550.12         10611.26        10357.04        10493.39        11262.74
 4/30/1994         9862.53        9,689.12          9997.20        10092.02        10149.64         9639.46
 5/31/1994        10023.75       10,136.84         10205.16        10220.11        10450.26        10135.62
 6/30/1994         9778.46        9,689.12          9840.86        10128.83        10467.78         9708.53
 7/31/1994        10099.32        9,827.25          9896.19        10499.12        10353.19         9413.70
 8/31/1994        10512.43       10,378.96         10455.40        11232.33        10400.38         9983.99
 9/30/1994        10255.57       11,482.37         11358.93        12248.97        10645.73        11138.91
10/31/1994        10485.65       10,677.80         10706.97        11673.29        10349.15         9890.49
11/30/1994        10104.25        9,436.46          9452.56        10274.59        10328.93         8651.34
12/31/1994        10253.84        9,873.23          9774.48        10630.15        10332.97         9209.84
 1/31/1995        10519.57        8,597.41          8403.27         8813.31        10107.85         8203.18
 2/28/1995        10929.13        9,034.18          8690.68         9176.97        10148.29         8746.53
 3/31/1995        11251.12       10,103.11          9550.66        10021.35        10568.89        10274.62
 4/30/1995        11582.17       10,252.53          9748.41        10075.82        10508.22         9850.05
 5/31/1995        12044.39       10,344.48          9822.11        10011.04        10361.28        10108.67
 6/30/1995        12323.66       10,355.97         10019.47        10126.62        10450.26        10124.67
 7/31/1995        12732.16       10,505.39         10375.87        10592.61        10335.67         9999.16
 8/31/1995        12763.94       10,447.92         10437.25        10670.64        10308.71        10332.74
 9/30/1995        13302.30       10,424.93         10508.50        10725.85        10353.19        10462.47
10/31/1995        13254.77        9,172.10          9427.27         9494.99        10316.80         9028.73
11/30/1995        13835.98       10,045.64          9999.33        10027.97        10455.65        10202.17
12/31/1995        14102.50       10,272.46         10156.42        10214.96        10434.08        10144.05
 1/31/1996        14581.92       12,320.05         11985.86        12165.04        10934.21        12724.29
 2/29/1996        14717.58       12,481.09         12524.68        12430.80        10802.10        12135.46
 3/31/1996        14859.28       12,400.57         12681.96        12471.16        10686.17        12116.08
 4/30/1996        15078.15       12,343.05         13030.76        12733.56        10550.01        12081.54
 5/31/1996        15466.35       12,791.68         13857.60        13539.88        10529.79        12542.33
 6/30/1996        15525.31       11,112.20         11955.40        11620.15        10299.27        10425.41
 7/31/1996        14839.78       10,836.12         11665.75        11379.57        10388.24        10475.11
 8/31/1996        15153.27       11,273.25         12443.14        12012.69        10419.25        10491.96
 9/30/1996        16005.38       10,548.54         11904.25        11389.11        10218.39         9702.64
10/31/1996        16446.65       10,468.01         11731.22        11274.42        10231.87         9738.02
11/30/1996        17688.72       10,318.47         11409.95        10902.95        10010.78        10124.67
12/31/1996        17338.32       10,272.46         11268.34        10696.78         9955.51         9834.89
 1/31/1997        18420.95        9,720.30         10642.73        10087.94         9315.18         9283.13
 2/28/1997        18565.57       10,916.64         11942.69        11370.97         9668.37        10315.90
 3/31/1997        17804.16        9,386.70         10320.25         9778.07         9386.63         8770.95
 4/30/1997        18866.11        8,811.54          9613.62         9108.04         9170.94         7906.66
 5/31/1997        20019.54        9,306.18          9999.43         9456.18         9317.88         8786.96
 6/30/1997        20909.53        8,638.99          9166.29         8615.77         9019.95         8053.24
 7/31/1997        22572.85        8,270.88          8806.21         8277.02         8798.87         8248.67
 8/31/1997        21309.23        8,443.43          8872.03         8313.02         8771.91         8328.70
 9/30/1997        22475.60        8,949.58          9285.12         8708.71         8953.90         9224.16
10/31/1997        21725.82        7,603.69          7820.56         7279.32         8395.79         7405.44
11/30/1997        22730.73        6,039.24          6256.79         5737.82         8002.16         5965.80
12/31/1997        23120.82        6,349.83          6486.96         5996.54         7824.21         6249.68
 1/31/1998        23376.30        6,752.44          6826.82         6344.08         8219.20         6315.39
 2/28/1998        25061.32        6,625.91          6663.93         6150.98         8018.33         6355.83
 3/31/1998        26343.64        7,143.56          7033.40         6507.47         8115.39         6879.79
 4/30/1998        26613.40        7,810.75          7536.80         6961.41         8376.92         7407.13
 5/31/1998        26156.59        6,752.44          6460.23         5932.40         7915.88         6293.49
 6/30/1998        27218.28        6,142.77          5846.83         5307.17         7988.68         6041.61
 7/31/1998        26930.62        5,671.13          5514.22         4986.27         7787.81         5300.31
 8/31/1998        23039.78        4,244.72          4270.52         3831.25         7371.26         4118.44
 9/30/1998        24517.00        6,453.36          6061.79         5519.89         7922.62         6317.08
10/31/1998        26508.16        6,522.38          6012.98         5438.14         7880.83         6350.77
11/30/1998        28114.11        6,384.34          5831.84         5256.23         7972.50         5977.59
12/31/1998        29733.12        6,418.85          5731.89         5228.71         7759.50         5473.00
 1/31/1999        30975.99        6,315.32          5633.97         5107.74         7694.80         5328.95
 2/28/1999        30013.43        6,119.76          5476.03         4980.82         7739.28         5101.51
 3/31/1999        31213.92        6,154.27          5514.28         5005.34         7534.38         5034.12
 4/30/1999        32422.66        7,074.54          6267.61         5725.46         7727.15         6184.82
 5/31/1999        31657.88        6,131.27          5412.95         4902.36         7241.84         5127.62
 6/30/1999        33410.02        6,407.35          5622.53         5102.78         7036.94         5638.11
 7/31/1999        32371.35        5,947.21          5314.95         4843.10         6891.35         5296.10
 8/31/1999        32211.09        6,108.26          5517.30         5018.44         6869.78         5672.65
 9/30/1999        31329.14        7,626.70          6714.53         6127.86         8061.47         6761.01
10/31/1999        33310.82        6,994.01          6060.02         5522.54         8064.17         5858.82
11/30/1999        33987.93        6,706.43          5911.82         5371.00         7855.22         5647.38
12/31/1999        35986.95        6,878.98          6021.27         5458.48         7825.56         5725.72
 1/31/2000        34179.09        6,188.78          5421.88         4918.69         7638.18         5052.65
 2/29/2000        33532.77        6,234.80          5409.98         4911.12         7917.23         5034.12
 3/31/2000        36811.13        5,889.70          5126.55         4638.20         7461.58         4759.50
 4/30/2000        35704.03        5,533.09          4813.26         4389.51         7415.75         4612.08
 5/31/2000        34972.09        5,602.11          4881.67         4446.28         7340.25         4740.97
 6/30/2000        35833.40        6,027.74          5140.96         4694.90         7768.94         4869.85
 7/31/2000        35273.68        5,590.61          4761.11         4369.10         7461.58         4283.55
 8/31/2000        37463.45        5,993.23          5127.10         4657.53         7468.32         4409.06
 9/30/2000        35486.13        5,556.10          4810.87         4341.62         7378.00         4205.21
10/31/2000        35335.36        5,026.95          4377.56         3955.65         7131.30         3695.56
11/30/2000        32551.80        5,326.03          4581.83         4127.22         7255.32         3965.97
12/31/2000        32711.50        5,848.74          4988.31         4511.79         7399.57         4330.72
 1/31/2001        33871.37        5,767.82          5000.03         4505.99         7131.30         4115.91
 2/28/2001        30784.91        6,022.12          5220.62         4690.94         7190.62         4423.38
 3/31/2001        28835.75        5,525.09          4755.85         4262.81         6947.96         4007.24
 4/30/2001        31074.81        6,426.67          5437.24         4894.00         7094.90         4644.09
 5/31/2001        31283.28        6,750.32          5678.17         5119.40         7212.19         4812.57
 6/30/2001        30522.15        6,981.50          5692.19         5153.11         7295.77         4485.72
 7/31/2001        30221.58        6,588.50          5392.58         4878.88         7169.05         4469.72
 8/31/2001        28331.55        7,027.73          5672.24         5156.43         7360.47         4764.55
 9/30/2001        26043.89        7,339.82          5866.97         5324.97         7902.40         4868.17
10/31/2001        26540.81        7,189.55          5724.80         5213.75         7515.50         4593.55
11/30/2001        28576.16        7,247.35          5715.31         5215.46         7427.88         4428.44
12/31/2001        28826.65        7,659.99          6003.29         5470.15         7454.84         4585.12
 1/31/2002        28406.20        8,672.79          6708.04         6089.01         7611.22         5166.37
 2/28/2002        27858.26        9,650.66          7412.73         6703.98         8003.50         5489.01
 3/31/2002        28906.11       10,640.17          8154.17         7352.13         8126.18         5971.70
 4/30/2002        27154.37       11,280.44          8683.84         7793.43         8309.52         6230.31
 5/31/2002        26955.02       13,631.99         10445.33         9237.98         8805.61         7096.29
 6/30/2002        25035.68       11,781.02          9130.41         8108.00         8587.22         6019.71
 7/31/2002        23084.62        9,778.71          7524.95         6721.45         8213.80         5099.82
 8/31/2002        23235.74       11,501.63          8735.78         7805.79         8433.54         5851.23
 9/30/2002        20713.01       11,524.91          8811.75         7869.01         8727.42         5874.82
10/31/2002        22534.09       10,581.96          8050.84         7213.32         8544.08         5344.12
11/30/2002        23859.12       10,628.53          8096.58         7225.57         8602.05         5339.06
12/31/2002        22458.17       12,838.87          9904.25         8792.54         9361.01         6466.18
 1/31/2003        21870.97       13,189.46         10067.38         8877.34         9908.33         6486.40
 2/28/2003        21542.33       12,161.87          9459.71         8337.96         9367.75         6064.36
 3/31/2003        21750.91       11,496.95          8777.84         7724.10         9028.04         5637.27
 4/30/2003        23541.69       11,533.22          8738.81         7701.64         9079.27         5500.80
 5/31/2003        24780.86       12,935.58          9713.49         8583.34         9743.87         6188.19
 6/30/2003        25097.42       13,455.42          9995.01         8838.04         9328.66         6625.39
 7/31/2003        25540.13       14,434.66         10545.92         9329.24         9564.57         6833.46
 8/31/2003        26037.23       16,659.10         12032.86        10666.01        10126.72         7665.74
 9/30/2003        25761.55       17,456.99         12466.40        11045.88        10461.04         7675.85
10/31/2003        27218.13       19,911.13         14066.98        12361.04        10413.86         8262.15
11/30/2003        27457.33       22,643.31         15806.16        13401.67        10740.09         9237.64

                                  [END CHART]

                     DATA FROM 11/30/93 THROUGH 11/30/03.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Precious Metals and Minerals Fund to the following benchmarks:

                 o The S&P 500 Index, an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the S&P 500 Index.

                 o The Lipper Gold Oriented Funds Average, an average performance level of all gold-oriented funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

                 o The Lipper Gold Funds Index, which tracks the total return performance of the 10 largest funds within the Lipper Gold Oriented Funds category.

                 o London Gold, represents the performance of gold bullion by tracking the price of gold set in London.

                 o The Philadelphia Gold & Silver Index, typically referred to as the XAU, which represents nine holdings in the gold and silver sector.

8

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF MARK JOHNSON]   MARK JOHNSON, CFA
                             USAA Investment Management Company

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

                 The USAA Precious Metals and Minerals Fund had a total return of 75.05% for the six-month period ended November 30, 2003. This compares to a return of 56.14% for the Lipper Gold Funds Index, 10.80% for the S&P 500 Index, 50.14% for the Philadelphia Gold & Silver Index (XAU), and 64.71% for the Lipper Gold Oriented Funds Average.

                                          *  *  *  *

                     THE FUND'S PERFORMANCE RECEIVED AN OVERALL MORNINGSTAR
                   RATING(TM) OF 4 STARS IN THE SPECIALTY - PRECIOUS METALS
                  CATEGORY (34 FUNDS IN CATEGORY) AS OF NOVEMBER 30, 2003. THE
                    OVERALL MORNINGSTAR RATING FOR A FUND IS DERIVED FROM A
                 WEIGHTED AVERAGE OF THE PERFORMANCE FIGURES ASSOCIATED WITH ITS
                 THREE-, FIVE-, AND 10-YEAR (IF APPLICABLE) MORNINGSTAR RATING
                                            METRICS.

                 With respect to the specialty - precious metals funds, the USAA Precious Metals and Minerals Fund received a Morningstar Rating of 5 stars for the three-year period among 34 funds, and 4 stars for the five- and 10-year periods among 29 and 18 funds,

                 REFER TO PAGE 7 FOR BENCHMARK DEFINITIONS.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) BASED ON A MORNINGSTAR RISK-ADJUSTED RETURN MEASURE THAT ACCOUNTS FOR VARIATION IN A FUND'S MONTHLY PERFORMANCE (INCLUDING THE EFFECTS OF SALES CHARGES, LOADS, AND REDEMPTION FEES), PLACING MORE EMPHASIS ON DOWNWARD VARIATIONS AND REWARDING CONSISTENT PERFORMANCE. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 respectively, through November 30, 2003. Ratings are based on risk-adjusted returns.

                 The Fund also is listed as a Lipper Leader for total return among 34 funds within the Lipper Gold Oriented Funds category for the three-year period ending November 30, 2003. The Fund was rated among 29 and 17 funds in the Gold Oriented Funds category for the five- and 10-year periods, respectively, ending November 30, 2003. Ratings are based on an equal-weighted average of percentile ranks for the Total Return metrics over three-, five-, and 10-year periods (if applicable).

                                  [LOGO OF LIPPER LEADER]
                                      [TOTAL RETURN]

WHAT WAS THE PRIMARY DRIVER OF PERFORMANCE?

                 The price of gold rose 9.25% over the period, from $364.45 an ounce at the end of May 2003 to $398.15 at the end of November 2003.

WHAT WAS BEHIND THE RISE IN GOLD PRICES?

                 The economic situation was positive for gold and precious metals, principally because times of large budget deficits and large current account deficits generally lead to a weaker dollar, since capital must be raised from overseas to fund these dollar-based deficits. Because gold acts in many ways like a currency, a weaker dollar typically translates into higher gold prices. Also, in

                 LIPPER RATINGS FOR TOTAL RETURN REFLECT FUNDS' HISTORICAL TOTAL RETURN PERFORMANCE RELATIVE TO PEERS AS OF NOVEMBER 30, 2003. THE RATINGS ARE SUBJECT TO CHANGE EVERY MONTH. THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2003, REUTERS, ALL RIGHTS RESERVED.

                 FOREIGN AND PRECIOUS METALS AND MINERALS INVESTING ARE SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

                 an effort to help their companies compete against U.S. firms, other countries have kept their currencies down, creating a situation of "competitive devaluations" globally, which makes gold very attractive on a relative basis.

                 Additionally, gold benefits when people are worried about inflation. Although inflation has been low for some time, the bond market has begun to worry that heavy government borrowing could lead to future inflation, which would cause gold prices to rise.

HOW DID THE FUND PERFORM SO WELL COMPARED TO MOST OTHER GOLD-ORIENTED FUNDS?

                 Stock selection was the primary difference. For example, the stock price of Wheaton River Minerals Ltd. rose 170% over the six months, because it benefited from its acquisition strategy. Another holding, Golden Star Resources Ltd., rose 268% as the company reported much better than expected financial results. Both stocks were among the Fund's 20 largest holdings as of May 31, 2003. In addition, a number of small positions in exploration-oriented companies did especially well -- a few of them more than tripled in value. During the period, only one stock, McWatters Mining Inc., that the Fund owned declined in value, and it was sold.

DO YOU EXPECT GOLD PRICES TO CONTINUE TO RISE?

                 It's impossible to predict what will happen in the short term, although we don't expect the bull market in gold to end until the Federal Reserve Board starts raising interest rates. The primary purpose of the Fund is to help investors diversify their portfolios. The last six months were unusual in that stocks and gold, which typically move in opposite directions, both rose. We will continue to do our best within the precious metals and minerals markets, and we encourage all investors to maintain appropriate diversification. We thank you, our shareholders, for your continued support.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

----------------------------------------------------------
                 TOP 10 EQUITY HOLDINGS
                   (% of Net Assets)
----------------------------------------------------------

Newcrest Mining Ltd.                                  5.4%

Glamis Gold Ltd.                                      4.9%

Compania de Minas Buenaventura S.A. ADR               4.6%

Newmont Mining Corp.                                  4.6%

Wheaton River Minerals Ltd.                           4.5%

Golden Star Resources Ltd.                            4.4%

Impala Platinum Holdings Ltd.                         4.4%

Aber Diamond Corp.                                    4.0%

Barrick Gold Corp.                                    3.8%

Freeport-McMoRan Copper & Gold, Inc. "B"              3.8%
----------------------------------------------------------

YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 12-14.

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA PRECIOUS METALS AND MINERALS FUND
NOVEMBER 30, 2003 (UNAUDITED)

                                                                                          MARKET
    NUMBER                                                                                 VALUE
 OF SHARES     SECURITY                                                                    (000)
------------------------------------------------------------------------------------------------
               COMMON STOCKS AND WARRANTS (96.9%)

               GOLD (80.9%)

               AFRICAN GOLD COMPANIES (5.7%)
 1,900,000     Afrikander Lease Ltd. *                                                  $  1,426
   150,000     AngloGold Ltd. ADR                                                          7,195
   400,000     Ashanti Goldfields Co. Ltd. GDR *                                           5,444
   400,000     Gold Fields Ltd. ADR                                                        5,476
                                                                                        --------
                                                                                          19,541
                                                                                        --------

               AUSTRALIAN GOLD COMPANIES (11.2%)
   800,000     Kingsgate Consolidated Ltd.                                                 2,404
10,000,000     Lihir Gold Ltd.                                                            11,369
 2,000,000     Newcrest Mining Ltd.                                                       18,538
   600,000     Sino Gold Ltd. *                                                            1,304
 1,900,000     Sons of Gwalia Ltd. *                                                       4,651
                                                                                        --------
                                                                                          38,266
                                                                                        --------

               EUROPEAN GOLD COMPANIES (2.5%)
   900,000     Kenor ASA *                                                                   808
   280,000     Randgold Resources Ltd. ADR *                                               7,644
                                                                                        --------
                                                                                           8,452
                                                                                        --------

               NORTH AMERICAN GOLD COMPANIES (56.9%)
   770,000     Agnico-Eagle Mines Ltd.                                                     9,125
 3,000,000     American Bonanza Gold Mining (acquired 11/10/2003; cost $632) *(a,b)          898
 1,500,000     American Bonanza Gold Mining Warrants
                  (acquired 11/10/2003; cost $0) *(a,b)                                        -
 1,600,000     Apollo Gold Corp. *                                                         3,910
   700,000     Ariane Gold Corp. *                                                           863
   580,000     Barrick Gold Corp.                                                         12,986
 1,800,000     Bema Gold Corp. *                                                           7,524
   500,000     Bolivar Gold Corp. *                                                          925
   250,000     Bolivar Gold Corp. Warrants *                                                 289
   250,000     Chesapeake Gold Corp. *                                                       688
   700,000     Cumberland Resources Ltd. *                                                 2,660
   200,000     Cumberland Resources Ltd. (acquired 07/17/2003; cost $444) *(a,b)             714
   100,000     Cumberland Resources Ltd. Warrants (acquired 07/17/2003; cost $0) *(a,b)        -
   660,000     Desert Sun Mining Corp. *                                                   1,018
    80,000     Desert Sun Mining Corp. Warrants *                                             56
   300,000     Desert Sun Mining Corp. (acquired 09/08/2003; cost $302) *(a,b)               421
   250,000     Desert Sun Mining Corp. Warrants *(b)                                         125

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA PRECIOUS METALS AND MINERALS FUND
NOVEMBER 30, 2003 (UNAUDITED)

                                                                                          MARKET
   NUMBER                                                                                  VALUE
OF SHARES      SECURITY                                                                    (000)
------------------------------------------------------------------------------------------------
2,200,000      Eldorado Gold Corp. *                                                    $  7,971
  300,000      Freeport-McMoRan Copper & Gold, Inc. "B"                                   13,059
1,000,000      Gabriel Resources Ltd. *                                                    3,708
  425,000      Gammon Lake Resources, Inc. *                                               2,231
  275,000      Gammon Lake Resources, Inc. (acquired 08/07/2003; cost $630) *(a,b)         1,319
  960,000      Glamis Gold Ltd. *                                                         16,704
  430,000      Goldcorp, Inc.                                                              7,697
2,000,000      Golden Star Resources Ltd. *                                               15,080
1,300,000      Hecla Mining Co. *                                                          9,646
1,337,500      McWatters Mining, Inc. Warrants *(b)                                            -
  400,000      Meridian Gold, Inc. *                                                       5,896
  700,000      Metallic Ventures Gold, Inc. *                                              4,910
  480,000      Minefinders Corp. Ltd. *                                                    4,133
  650,000      Nevsun Resources Ltd. *                                                     3,683
  330,000      Newmont Mining Corp.                                                       15,886
1,600,000      Northgate Exploration Ltd. *                                                3,256
  550,000      Placer Dome, Inc.                                                           9,983
  250,000      QGX Ltd. *                                                                  1,349
1,000,000      Strongbow Resources, Inc. *                                                   385
5,400,000      Wheaton River Minerals Ltd. *                                              15,402
  475,000      Wolfden Resources, Inc. (acquired 09/18/2003; cost $1,308) *(a,b)           2,570
  375,000      Wolfden Resources, Inc. *                                                   2,165
1,700,000      Yamana Gold, Inc. *                                                         4,691
  600,000      Yamana Gold, Inc. Warrants *                                                1,133
                                                                                        --------
                                                                                         195,059
                                                                                        --------

               SOUTH AMERICAN GOLD COMPANIES (4.6%)
  540,000      Compania de Minas Buenaventura S.A. ADR                                    15,719
                                                                                        --------
               Total gold (cost: $148,968)                                               277,037
                                                                                        --------

               DIAMONDS (4.0%)

  360,000      Aber Diamond Corp. * (cost: $5,109)                                        13,720
                                                                                        --------

               PLATINUM GROUP METALS (8.8%)

  270,000      Anglo American Platinum Corp.                                              11,637
  160,000      Impala Platinum Holdings Ltd.                                              15,100
  800,000      SouthernEra Resources Ltd. *                                                3,453
                                                                                        --------
               Total platinum group metals (cost: $19,374)                                30,190
                                                                                        --------

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA PRECIOUS METALS AND MINERALS FUND
NOVEMBER 30, 2003 (UNAUDITED)

                                                                                          MARKET
   NUMBER                                                                                  VALUE
OF SHARES      SECURITY                                                                    (000)
------------------------------------------------------------------------------------------------
               BASE METALS (3.2%)

  500,000      FNX Mining Co., Inc. *                                                   $  3,149
  800,000      Ivanhoe Mines Ltd. *                                                        7,299
  500,000      Northern Orion Resources, Inc. Warrants *                                     598
                                                                                        --------
               Total base metals (cost: $3,877)                                           11,046
                                                                                        --------
               Total common stocks and warrants (cost: $177,328)                         331,993
                                                                                        --------

PRINCIPAL
   AMOUNT
    (000)
---------
               MONEY MARKET INSTRUMENTS (2.6%)

$   9,030      UBS Finance, Inc., Commercial Paper, 1.04%,
                  12/01/2003 (cost: $9,030)                                                9,030
                                                                                        --------

               TOTAL INVESTMENTS (COST: $186,358)                                       $341,023
                                                                                        ========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA PRECIOUS METALS AND MINERALS FUND
NOVEMBER 30, 2003 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

         ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

         GDR - Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Restricted security not registered under the Securities Act of 1933 and deemed illiquid by USAA Investment Management Company (the Manager), under liquidity guidelines approved by the Board of Trustees. The currently unregistered common shares become salable upon registration under Rule 144A through the approval of the prospectus or the passage of 120 days, whichever occurs first. Thereafter, the shares will be salable and be deemed liquid. The aggregate market value of these securities at November 30, 2003, was $5,922,000, which represented 1.73% of the Fund's net assets.

         (b) Security was fair valued at November 30, 2003, by the Manager in accordance with valuation procedures approved by the Board of Trustees.

           * Non-income-producing security for the 12 months preceding November 30, 2003.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

16

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA PRECIOUS METALS AND MINERALS FUND
NOVEMBER 30, 2003 (UNAUDITED)

ASSETS

   Investments in securities, at market value  (identified cost of $186,358)    $341,023
   Cash                                                                              640
   Cash denominated in foreign currencies (identified cost of $720)                  836
   Receivables:
      Capital shares sold                                                          1,282
      Dividends and interest                                                         101
      Securities sold                                                                423
                                                                                --------
         Total assets                                                            344,305
                                                                                --------

LIABILITIES

   Payables:
      Securities purchased                                                           795
      Capital shares redeemed                                                        535
   Unrealized depreciation on foreign currency contracts held, at value                3
   Accrued management fees                                                           199
   Accrued transfer agent's fees                                                      40
   Other accrued expenses and payables                                                59
                                                                                --------
         Total liabilities                                                         1,631
                                                                                --------
            Net assets applicable to capital shares outstanding                 $342,674
                                                                                ========

NET ASSETS CONSIST OF:

   Paid-in capital                                                              $199,292
   Accumulated undistributed net investment loss                                  (3,687)
   Accumulated net realized loss on investments                                   (7,714)
   Net unrealized appreciation of investments                                    154,665
   Net unrealized appreciation on foreign currency translations                      118
                                                                                --------
            Net assets applicable to capital shares outstanding                 $342,674
                                                                                ========
   Capital shares outstanding, unlimited number of shares authorized,
      no par value                                                                18,294
                                                                                ========
   Net asset value, redemption price, and offering price per share              $  18.73
                                                                                ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA PRECIOUS METALS AND MINERALS FUND
SIX-MONTH PERIOD ENDED NOVEMBER 30, 2003 (UNAUDITED)

INVESTMENT INCOME

   Dividends (net of foreign taxes withheld of $31)                      $    1,105
   Interest                                                                      31
                                                                         ----------
      Total income                                                            1,136
                                                                         ----------

EXPENSES

   Management fees                                                              848
   Administrative and servicing fees                                            162
   Transfer agent's fees                                                        240
   Custodian's fees                                                              57
   Postage                                                                        7
   Shareholder reporting fees                                                    19
   Trustees' fees                                                                 3
   Registration fees                                                             28
   Professional fees                                                             26
   Other                                                                          2
                                                                         ----------
      Total expenses                                                          1,392
   Expenses paid indirectly                                                     (43)
                                                                         ----------
      Net expenses                                                            1,349
                                                                         ----------

NET INVESTMENT LOSS                                                            (213)
                                                                         ----------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY

   Net realized gain on:
      Investments                                                             6,454
      Foreign currency transactions                                               5
   Change in net unrealized appreciation/depreciation of:
      Investments                                                           123,273
      Foreign currency translations                                             149
                                                                         ----------
         Net realized and unrealized gain                                   129,881
                                                                         ----------
   Increase in net assets resulting from operations                      $  129,668
                                                                         ==========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

18

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA PRECIOUS METALS AND MINERALS FUND
SIX-MONTH PERIOD ENDED NOVEMBER 30, 2003 (UNAUDITED),
AND YEAR ENDED MAY 31, 2003

                                                               11/30/2003       5/31/2003
                                                               --------------------------
FROM OPERATIONS

   Net investment income (loss)                                $     (213)      $     271
   Net realized gain on investments                                 6,454          14,673
   Net realized gain on foreign currency transactions                   5              52
   Change in net unrealized appreciation/depreciation of:
      Investments                                                 123,273         (23,727)
      Foreign currency translations                                   149             (31)
                                                               --------------------------
         Increase (decrease) in net assets resulting
            from operations                                       129,668          (8,762)
                                                               --------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:

   Net investment income                                                -          (5,007)
                                                               --------------------------

FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                                      125,149         120,845
   Reinvested dividends                                                 -           4,675
   Cost of shares redeemed                                        (68,335)       (105,238)
                                                               --------------------------
      Increase in net assets from capital
         share transactions                                        56,814          20,282
                                                               --------------------------
   Net increase in net assets                                     186,482           6,513

NET ASSETS

      Beginning of period                                         156,192         149,679
                                                               --------------------------
      End of period                                            $  342,674       $ 156,192
                                                               ==========================
   Accumulated undistributed net investment loss:
      End of period                                            $   (3,687)      $  (3,474)
                                                               ==========================
CHANGE IN SHARES OUTSTANDING

   Shares sold                                                      8,804          11,886
   Shares issued for dividends reinvested                               -             470
   Shares redeemed                                                 (5,108)        (10,538)
                                                               --------------------------
      Increase in shares outstanding                                3,696           1,818
                                                               ==========================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA PRECIOUS METALS AND MINERALS FUND
NOVEMBER 30, 2003 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company organized as a Massachusetts business trust consisting of nine separate funds. The information presented in this semiannual report pertains only to the USAA Precious Metals and Minerals Fund (the Fund). The Fund's primary investment objective is to seek long-term capital appreciation and to protect the purchasing power of shareholders' capital against inflation. Current income is a secondary objective. The Fund concentrates its investments in equity securities of domestic and foreign companies engaged in the exploration, mining, or processing of gold and other precious metals and minerals, such as platinum, silver, and diamonds. As such, the Fund may be exposed to more risk than portfolios with a broader industry diversification.

              A. SECURITY VALUATION - The value of each security is determined
                 (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

                 1. Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Portfolio securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

                 2. Investments in open-end investment companies are valued at their net asset value at the end of each business day.

20

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA PRECIOUS METALS AND MINERALS FUND
NOVEMBER 30, 2003 (UNAUDITED)

                 3. Debt securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

                 4. Securities for which market quotations are not readily
                    available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees.

              B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

              C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

              D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Obligations pledged as collateral are required to maintain a value equal to or

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA PRECIOUS METALS AND MINERALS FUND
NOVEMBER 30, 2003 (UNAUDITED)

                 in excess of the resale price of the repurchase agreement and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

              E. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

                 1. Purchases and sales of securities, income, and expenses at the rate of exchange obtained from an independent pricing service on the respective dates of such transactions.

                 2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

                 The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

                 Separately, net realized foreign currency gains/losses arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the Fund's tax year-end of May 31, 2004, net realized foreign currency gains/losses will be reclassified from accumulated net realized

22

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA PRECIOUS METALS AND MINERALS FUND
NOVEMBER 30, 2003 (UNAUDITED)

                 gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities other than investments in securities resulting from changes in the exchange rate.

              F. EXPENSES PAID INDIRECTLY - A portion of the brokerage
                 commissions that the Fund pays may be reimbursed and used to reduce the Fund's expenses. In addition, through other fee-offset arrangements with certain of the Fund's service providers, realized credits, if any, are used to reduce the Fund's expenses. For the six-month period ended November 30, 2003, these fee-offset arrangements reduced the Fund's expenses by $43,000.

              G. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

         Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a 0.50% markup, an

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA PRECIOUS METALS AND MINERALS FUND
NOVEMBER 30, 2003 (UNAUDITED)

         amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets.

         The USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. The Fund had no borrowings under either of these agreements during the six-month period ended November 30, 2003.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of May 31, 2004, in accordance with applicable tax law.

         Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At May 31, 2003, the Fund had capital loss carryovers of $9,029,000 for federal income tax purposes, which, if not offset by subsequent capital gains, will expire between 2008 and 2009. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended November 30, 2003, were $71,115,000 and $23,797,000, respectively.

24

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA PRECIOUS METALS AND MINERALS FUND
NOVEMBER 30, 2003 (UNAUDITED)

         The cost of securities at November 30, 2003, for federal income tax purposes, was approximately the same as that reported in the financial statements.

         Gross unrealized appreciation and depreciation of investments as of November 30, 2003, were $156,757,000 and $2,092,000, respectively, resulting in net unrealized appreciation of $154,665,000.

(5) FOREIGN CURRENCY CONTRACTS
--------------------------------------------------------------------------------

         A forward currency contract (currency contract) is a commitment to purchase or sell a foreign currency at a specified date, at a negotiated price. The Fund may enter into currency contracts in connection with the purchase or sale of a security denominated in a foreign currency. These contracts allow the Fund to "lock in" the U.S. dollar price of the security. The Fund may also enter into currency contracts to hedge against foreign currency exchange risks on the non-U.S. dollar denominated securities held in the Fund's portfolio. Currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service. Risks of entering into currency contracts include the potential inability of the counterparty to meet the terms of the contract and the Fund's giving up the opportunity for potential profit.

         At November 30, 2003, the terms of open foreign currency contracts were as follows (in thousands):

                         FOREIGN CURRENCY CONTRACTS TO BUY
---------------------------------------------------------------------------------------
                                                                 IN
                                              U.S. DOLLAR     EXCHANGE      UNREALIZED
EXCHANGE                   CONTRACTS TO       VALUE AS OF     FOR U.S.    APPRECIATION/
  DATE                       RECEIVE            11/30/03       DOLLAR      DEPRECIATION
---------------------------------------------------------------------------------------
12/01/03                       81                 $ 62          $ 62           $-
                         Canadian Dollar
12/01/03                       56                   43            43            -
                         Canadian Dollar
---------------------------------------------------------------------------------------
                                                  $105          $105           $-
---------------------------------------------------------------------------------------

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA PRECIOUS METALS AND MINERALS FUND
NOVEMBER 30, 2003 (UNAUDITED)

                       FOREIGN CURRENCY CONTRACTS TO SELL
---------------------------------------------------------------------------------------
                                                                IN
                                              U.S. DOLLAR    EXCHANGE      UNREALIZED
EXCHANGE                   CONTRACTS TO       VALUE AS OF    FOR U.S.     APPRECIATION/
  DATE                       RECEIVE            11/30/03      DOLLAR      DEPRECIATION
---------------------------------------------------------------------------------------
12/01/03                       263               $ 41          $ 39           $(2)
                        South African Rand
12/02/03                       246               $ 39          $ 38           $(1)
                        South African Rand
12/03/03                       206               $ 32          $ 32           $ -
                        South African Rand
---------------------------------------------------------------------------------------
                                                 $112          $109           $(3)
---------------------------------------------------------------------------------------

(6) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal, at all times, to the fair value of the securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund retains a portion of income from the investment of cash received as collateral. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund had no securities-lending transactions during the six-month period ended November 30, 2003.

(7) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

         A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the

26

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA PRECIOUS METALS AND MINERALS FUND
NOVEMBER 30, 2003 (UNAUDITED)

         base fee depending upon the performance of the Fund relative to the performance of the Lipper Gold Funds Index, which tracks the total return performance of the 10 largest funds in the Lipper Gold Oriented Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets.

         The performance adjustment will be calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund commenced on August 1, 2001, and will consist of the current month plus the preceding months through that date until a period of 36 months is included in the performance period. Thereafter, the performance period will consist of the current month plus the previous 35 months.

         The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/- 1.00% to 4.00%                       +/- 0.04%
+/- 4.01% to 7.00%                       +/- 0.05%
+/- 7.01% and greater                    +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA PRECIOUS METALS AND MINERALS FUND
NOVEMBER 30, 2003 (UNAUDITED)

                 For the six-month period ended November 30, 2003, the Fund incurred total management fees, paid or payable to the Manager, of $848,000, which included a performance adjustment of $37,000.

              B. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended November 30, 2003, the Fund incurred administrative and servicing fees, paid or payable to the Manager, of $162,000.

              C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
                 USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. For the six-month period ended November 30, 2003, the Fund incurred transfer agent's fees, paid or payable to USAA Transfer Agency Company, of $240,000.

              D. UNDERWRITING SERVICES - The Manager provides exclusive
                 underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(8) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

28

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           to FINANCIAL Statements
           (continued)

USAA PRECIOUS METALS AND MINERALS FUND
NOVEMBER 30, 2003 (UNAUDITED)

(9) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
--------------------------------------------------------------------------------

         During the six-month period ended November 30, 2003, in accordance with affiliated transaction procedures approved by the Trust's Board of Trustees, security transactions were executed between the Fund and other affiliated USAA funds at the then current market price with no brokerage commissions incurred:

                                                                    NET REALIZED
                                                       COST TO         GAIN
    SELLER                       PURCHASER            PURCHASER      TO SELLER
--------------------------------------------------------------------------------
USAA Cornerstone          USAA Precious Metals and    $5,731,000     $1,182,000
  Strategy Fund                Minerals Fund

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           to FINANCIAL Statements
           (continued)

USAA PRECIOUS METALS AND MINERALS FUND
NOVEMBER 30, 2003 (UNAUDITED)

(10) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                     SIX-MONTH
                                    PERIOD ENDED
                                    NOVEMBER 30,                       YEAR ENDED MAY 31,
                                  ----------------------------------------------------------------------------------
                                       2003            2003           2002           2001          2000         1999
                                  ----------------------------------------------------------------------------------
Net asset value at beginning of   $   10.70       $   11.71      $    5.84      $    4.87      $   5.33      $  5.87
  period                          ----------------------------------------------------------------------------------
Income (loss) from investment
   operations:
   Net investment income (loss)        (.01)(a)         .02(a)        (.01)(a)        .01(a)       (.02)(a)     (.01)(a)
   Net realized and unrealized
      gain (loss)                      8.04(a)         (.65)(a)       5.93(a)         .98(a)       (.44)(a)     (.53)(a)
                                  ----------------------------------------------------------------------------------
Total from investment operations       8.03(a)         (.63)(a)       5.92(a)         .99(a)       (.46)(a)     (.54)(a)
Less distributions:
   From net investment income             -            (.38)          (.05)          (.02)            -            -
                                  ----------------------------------------------------------------------------------
Net asset value at end of period  $   18.73       $   10.70      $   11.71      $    5.84      $   4.87      $  5.33
                                  ==================================================================================
Total return (%)*                     75.05           (5.11)        101.95          20.50         (8.63)       (9.20)
Net assets at end of period (000) $ 342,674       $ 156,192      $ 149,679      $  70,459      $ 71,484      $82,491
Ratio of expenses to
   average net assets (%)**            1.28(b,c)       1.47(c)        1.56(c)        1.68(c)       1.58         1.52
Ratio of net investment income
   (loss) to average net assets        (.20)(b)         .20           (.16)           .17          (.41)        (.13)
   (%)**
Portfolio turnover (%)                10.94           31.39          40.61          52.74         27.60        33.48

  * Assumes reinvestment of all net investment income distributions during the period.
 ** For the six-month period ended November 30, 2003, average net assets were $217,613,000.
(a) Calculated using average shares. For the six-month period ended November 30, 2003, average shares were 15,764,000.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Reflects total expenses, excluding any fee-offset arrangements, which decreased the Fund's expense ratios as follows:
                                       (.04%)             -              -              -           N/A          N/A

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

             TRUSTEES Robert G. Davis, CHAIRMAN OF THE BOARD Christopher W. Claus, VICE CHAIRMAN OF THE BOARD Barbara B. Dreeben
                             Robert L. Mason, Ph.D.
                             Michael F. Reimherr
                             Laura T. Starks, Ph.D.
                             Richard A. Zucker

       ADMINISTRATOR,        USAA Investment Management Company
  INVESTMENT ADVISER,        P.O. Box 659453
         UNDERWRITER,        San Antonio, Texas 78265-9825
      AND DISTRIBUTOR

       TRANSFER AGENT        USAA Shareholder Account Services
                             9800 Fredericksburg Road
                             San Antonio, Texas 78288

            CUSTODIAN        State Street Bank and Trust Company
                             P.O. Box 1713
                             Boston, Massachusetts 02105

  INDEPENDENT AUDITOR        Ernst & Young LLP
                             100 West Houston St., Suite 1900
                             San Antonio, Texas 78205

            TELEPHONE        Call toll free - Central time
     ASSISTANCE HOURS        Monday - Friday, 7 a.m. to 10 p.m.
                             Saturday, 8:30 a.m. to 5 p.m.
                             Sunday, 10:30 a.m. to 7 p.m.

       FOR ADDITIONAL        1-800-531-8181, in San Antonio 456-7200
    INFORMATION ABOUT        For account servicing, exchanges,
         MUTUAL FUNDS        or redemptions
                             1-800-531-8448, in San Antonio 456-7202

      RECORDED MUTUAL        24-hour service (from any phone)
    FUND PRICE QUOTES        1-800-531-8066, in San Antonio 498-8066

          MUTUAL FUND        (from touch-tone phones only)
       USAA TOUCHLINE        For account balance, last transaction, fund
                             prices, or to exchange or redeem fund shares
                             1-800-531-8777, in San Antonio 498-8777

      INTERNET ACCESS        USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING 1-800-531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

--------------------------------------------------------------------------------

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          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

23408-0104                                   (C)2004, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE. This item must be disclosed only in annual reports with fiscal years on or after December 15, 2003.



ITEM 5-6.  (RESERVED)



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

NOT APPLICABLE.



ITEM 8.  (RESERVED)



ITEM 9.  CONTROLS AND PROCEDURES

The chief executive officer and chief financial officer of USAA Investment Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.